Leases (Tables)	12 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Schedule of lease liabilities
The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal years ended June 30, 2022 and 2021:

	Fiscal Year Ended June 30,
	2022	2021
	(U.S. $ in thousands)
Right-of-use assets
Balance at the beginning of period	$205,300	$217,683
Additions	105,592	28,939
Disposals	—	(256)
Depreciation expense	(42,795)	(37,552)
Effect of change in exchange rates	(769)	245
Impairment of right-of-use asset	—	(3,759)
Balance at the end of period	$267,328	$205,300

Lease obligations
Balance at the beginning of period	$256,549	$264,568
Additions	105,961	27,042
Disposals	—	(270)
Interest expense	7,257	7,019
Payments	(49,142)	(44,874)
Effect of change in exchange rates	(5,553)	3,064
Balance at the end of period	$315,072	$256,549

Lease obligations, current	$40,638	$42,446
Lease obligations, non-current	274,434	214,103
Total lease obligations, as the end of period	$315,072	$256,549

Schedule of right-of-use assets
The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal years ended June 30, 2022 and 2021:

	Fiscal Year Ended June 30,
	2022	2021
	(U.S. $ in thousands)
Right-of-use assets
Balance at the beginning of period	$205,300	$217,683
Additions	105,592	28,939
Disposals	—	(256)
Depreciation expense	(42,795)	(37,552)
Effect of change in exchange rates	(769)	245
Impairment of right-of-use asset	—	(3,759)
Balance at the end of period	$267,328	$205,300

Lease obligations
Balance at the beginning of period	$256,549	$264,568
Additions	105,961	27,042
Disposals	—	(270)
Interest expense	7,257	7,019
Payments	(49,142)	(44,874)
Effect of change in exchange rates	(5,553)	3,064
Balance at the end of period	$315,072	$256,549

Lease obligations, current	$40,638	$42,446
Lease obligations, non-current	274,434	214,103
Total lease obligations, as the end of period	$315,072	$256,549
The following table presents supplemental information about our leases:

	Fiscal Year Ended June 30,
	2022	2021

Short-term leases and low value leases expense:
Short-term leases expense	$363	$336
Low value leases expense	$2,198	$1,436

Cash outflows:
Principal portion of the lease obligations	$41,885	$37,855
Interest portion of the lease obligations	7,257	7,019
Short-term leases and low value leases	2,035	2,999
Total cash outflows	$51,177	$47,873